Document and Entity Information	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	CMC Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30205
Entity Tax Identification Number	36-4324765
Entity Address, Address Line One	870 North Commons Drive
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60504
City Area Code	630
Local Phone Number	375-6631
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001102934
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CCMP
Security Exchange Name	NASDAQ